        Norwest Select Funds is a family of open-end investment companies commonly known as mutual funds. FORUM FINANCIAL SERVICES, INC. ("FFSI"), MEMBER NASD, is the distributor of Norwest Select Funds. FFSI is not affiliated with Norwest Corporation, Norwest Bank Minnesota, N.A. or Norwest Investment Services, Inc. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY OR ARE NOT OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY. EVEN THOUGH NORWEST INVESTMENT MANAGEMENT INC., A SUBSIDIARY OF NORWEST BANK MINNESOTA, N.A. (THE "BANK"), ACTS AS THE INVESTMENT ADVISER, AND THE BANK ACTS AS THE TRANSFER AGENT AND CUSTODIAN OF NORWEST SELECT FUNDS, AND EACH RECEIVES FEES FOR SUCH SERVICES AS DISCLOSED IN THE PROSPECTUS, SHARES OF THE FUNDS ARE NOT BANK DEPOSITS, AND ARE NOT OBLIGATIONS OF, GUARANTEED OR ENDORSED BY THE BANK, ANY OTHER BANK, OR ANY OF THE BANK'S AFFILIATES, INCLUDING NORWEST CORPORATION AND NORWEST INVESTMENT SERVICES, INC., NOR ARE THEY GUARANTEED BY OR DO THEY CONSTITUTE OBLIGATIONS OF FFSI.

        INVESTMENT IN SHARES OF MUTUAL FUNDS IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, THAT MAY CAUSE THE VALUE OF THE INVESTMENT AND THE INVESTMENT RETURN TO FLUCTUATE. WHEN THE INVESTMENT IS SOLD, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

        Mutual funds are sold only by prospectus. Shares of the Norwest Select Funds are currently sold only to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies"), as each Fund of the Trust serves as an investment medium for variable life insurance policies and variable annuity contracts (collectively the "Contracts") issued by the Insurance Companies.

 TABLE OF CONTENTS                                                 JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
MESSAGE TO OUR CONTRACT HOLDERS...........................................    1

FINANCIAL STATEMENTS......................................................    2
       Statements of Assets and Liabilities...............................    2
       Statements of Operations...........................................    3
       Statements of Changes in Net Assets................................    4
       Financial Highlights...............................................    6
       Notes to Financial Statements......................................    8
       Schedules of Investments...........................................   10
              Income Fund.................................................   10
              Income Equity Fund..........................................   11
              ValuGrowth Stock Fund.......................................   12
              Small Company Stock Fund....................................   13
              Notes to Schedules of Investments...........................   14

 MESSAGE TO OUR CONTRACT HOLDERS

--------------------------------------------------------------------------------

                                                      August 13, 1998

           Dear Norwest Passage Contract Owners,

               We are pleased to provide you with the Norwest Select Funds Semi-Annual Report. It covers the four Norwest
           Select variable subaccounts available through your Norwest Passage Variable Annuity.

               While the first half of 1998 was relatively calm, the market has been on a roller coaster ride since June 30. Asia has dominated the news, with the fallout from the region's financial meltdown affecting global markets.

               Despite these events, the U.S. economy has proved remarkably resilient in its ability to withstand the Asian flu. The Dow Jones Industrial Average actually staged a rally that sent the market to record highs in May. Since June, investors have experienced dramatic market swings, underscoring the reality of risk even during prosperous times.

               These economic conditions throughout the first two quarters of 1998 also created strong demand for bonds, with bond prices moving higher due to low interest rates and an influx of foreign capital into U.S. markets.

               While U.S. economic fundamentals remain solid -- characterized by strong consumer spending, low interest rates, and the lowest unemployment in nearly three decades -- investors should prepare to endure ongoing market volatility. The question is not whether stocks are overvalued and must "correct" to an appropriate level, but whether a prolonged Asian crisis will slow U.S. growth.

               Keep in mind that some market sectors, including cyclical issues, commodity-related companies and the semiconductor industry, are more influenced by Asia's plight than others. Large cap stocks have generally weathered the storm because of their ability to trim costs and achieve economies of scale through mergers and acquisitions.

               While investment risk is always a reality, investors can smooth out volatility by diversifying their holdings among the subaccounts within the Norwest Passage Variable Annuity. Because different types of investments often move in opposite directions in response to changing market conditions, declines in one asset class are offset by increases in another, yielding more consistent returns over time. That can give you peace of mind even during these uncertain times. Thank you for choosing Norwest Passage Variable Annuity.

                                           Sincerely,

                                           /s/ John Y. Keffer

                                           John Y. Keffer,
                                         CHAIRMAN, NORWEST SELECT
                                         FUNDS

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                                                     INCOME     VALUGROWTH
                                                                                         INCOME      EQUITY       STOCK
                                                                                          FUND        FUND         FUND
                                                                                       ----------  ----------  ------------
ASSETS
  Investments (Note 2)
    Investments at cost..............................................................  $13,678,394 $55,430,678  $24,151,268
    Repurchase agreements at cost....................................................           -   4,108,773            -
    Net unrealized appreciation......................................................     207,681  10,507,498    7,295,092
                                                                                       ----------  ----------  ------------
  Total investments at value.........................................................  13,886,075  70,046,949   31,446,360

  Receivable for interest, dividends and other receivables...........................     235,787     117,341       42,847
  Receivable for Fund shares issued..................................................      50,418      62,503       22,925
  Receivable for investments sold....................................................           -           -            -
  Organization costs, net of amortization (Note 2)...................................       9,082           -        9,082
                                                                                       ----------  ----------  ------------
TOTAL ASSETS.........................................................................  14,181,362  70,226,793   31,521,214
                                                                                       ----------  ----------  ------------

LIABILITIES
  Payable for investments purchased..................................................           -   3,165,635            -
  Payable to investment adviser......................................................           -      43,454       18,901
  Accrued expenses and other liabilities.............................................       8,687       4,407        4,535
                                                                                       ----------  ----------  ------------
TOTAL LIABILITIES....................................................................       8,687   3,213,496       23,436
                                                                                       ----------  ----------  ------------
NET ASSETS...........................................................................  $14,172,675 $67,013,297  $31,497,778
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------

COMPONENTS OF NET ASSETS
  Paid-in capital....................................................................  $13,515,333 $56,022,957  $23,902,204
  Undistributed net investment income................................................     345,960     402,740      111,907
  Net unrealized appreciation on investments.........................................     207,681  10,507,498    7,295,092
  Accumulated net realized gain (loss) from investments sold.........................     103,701      80,102      188,575
                                                                                       ----------  ----------  ------------
NET ASSETS...........................................................................  $14,172,675 $67,013,297  $31,497,778
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------
SHARES OF BENEFICIAL INTEREST, NO PAR VALUE..........................................   1,232,030   4,318,756    1,608,135
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------
NET ASSET VALUE PER SHARE (Net Assets divided by Shares of Beneficial Interest)......  $    11.50  $    15.52   $    19.59
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------

                                                                                         SMALL
                                                                                        COMPANY
                                                                                         STOCK
                                                                                          FUND
                                                                                       ----------
ASSETS
  Investments (Note 2)
    Investments at cost..............................................................  $13,138,278
    Repurchase agreements at cost....................................................           -
    Net unrealized appreciation......................................................     524,537
                                                                                       ----------
  Total investments at value.........................................................  13,662,815
  Receivable for interest, dividends and other receivables...........................       4,260
  Receivable for Fund shares issued..................................................      81,498
  Receivable for investments sold....................................................     238,387
  Organization costs, net of amortization (Note 2)...................................           -
                                                                                       ----------
TOTAL ASSETS.........................................................................  13,986,960
                                                                                       ----------
LIABILITIES
  Payable for investments purchased..................................................     101,121
  Payable to investment adviser......................................................       9,910
  Accrued expenses and other liabilities.............................................       1,157
                                                                                       ----------
TOTAL LIABILITIES....................................................................     112,188
                                                                                       ----------
NET ASSETS...........................................................................  $13,874,772
                                                                                       ----------
                                                                                       ----------
COMPONENTS OF NET ASSETS
  Paid-in capital....................................................................  $13,437,799
  Undistributed net investment income................................................       4,921
  Net unrealized appreciation on investments.........................................     524,537
  Accumulated net realized gain (loss) from investments sold.........................     (92,485)
                                                                                       ----------
NET ASSETS...........................................................................  $13,874,772
                                                                                       ----------
                                                                                       ----------
SHARES OF BENEFICIAL INTEREST, NO PAR VALUE..........................................   1,056,185
                                                                                       ----------
                                                                                       ----------
NET ASSET VALUE PER SHARE (Net Assets divided by Shares of Beneficial Interest)......  $    13.14
                                                                                       ----------
                                                                                       ----------

See Notes to Financial Statements

 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                                                        INCOME     VALUGROWTH
                                                                                             INCOME     EQUITY       STOCK
                                                                                              FUND       FUND         FUND
                                                                                            ---------  ---------  ------------
INVESTMENT INCOME
  Interest income.........................................................................  $ 380,324  $  67,808   $   54,353
  Dividend income.........................................................................          -    547,770      165,576
                                                                                            ---------  ---------  ------------
TOTAL INVESTMENT INCOME...................................................................    380,324    615,578      219,929
                                                                                            ---------  ---------  ------------
EXPENSES
  Investment advisory (Note 3)............................................................     34,384    213,103      108,133
  Management and administration (Note 3)..................................................      5,730     26,638       13,516
  Transfer agency (Note 3)................................................................      4,584     21,310       10,813
  Custody (Note 3)........................................................................      1,146      5,327        2,703
  Accounting (Note 3).....................................................................     23,000     18,000       18,000
  Legal...................................................................................        562        112           61
  Audit...................................................................................      3,317      5,447        4,974
  Trustees................................................................................         67        309          161
  Amortization of organization costs (Note 2).............................................      4,954          -        4,954
  Miscellaneous...........................................................................      2,465      2,217        2,618
                                                                                            ---------  ---------  ------------
TOTAL EXPENSES............................................................................     80,209    292,463      165,933
  Expenses reimbursed and fees waived (Note 5)............................................    (45,845)   (79,625)     (57,911)
                                                                                            ---------  ---------  ------------
NET EXPENSES..............................................................................     34,364    212,838      108,022
                                                                                            ---------  ---------  ------------
NET INVESTMENT INCOME.....................................................................    345,960    402,740      111,907
                                                                                            ---------  ---------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold...................................................    103,701     80,160      255,361
  Net change in unrealized appreciation on investments....................................      4,794  5,767,818    2,879,060
                                                                                            ---------  ---------  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........................................    108,495  5,847,978    3,134,421
                                                                                            ---------  ---------  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS................................................  $ 454,455  $6,250,718  $3,246,328
                                                                                            ---------  ---------  ------------
                                                                                            ---------  ---------  ------------

                                                                                               SMALL
                                                                                              COMPANY
                                                                                               STOCK
                                                                                               FUND
                                                                                            -----------
INVESTMENT INCOME
  Interest income.........................................................................   $  34,873
  Dividend income.........................................................................      24,441
                                                                                            -----------
TOTAL INVESTMENT INCOME...................................................................      59,314
                                                                                            -----------
EXPENSES
  Investment advisory (Note 3)............................................................      54,416
  Management and administration (Note 3)..................................................       6,802
  Transfer agency (Note 3)................................................................       5,442
  Custody (Note 3)........................................................................       1,360
  Accounting (Note 3).....................................................................      20,000
  Legal...................................................................................          31
  Audit...................................................................................       5,490
  Trustees................................................................................          82
  Amortization of organization costs (Note 2).............................................           -
  Miscellaneous...........................................................................       2,808
                                                                                            -----------
TOTAL EXPENSES............................................................................      96,431
  Expenses reimbursed and fees waived (Note 5)............................................     (42,038)
                                                                                            -----------
NET EXPENSES..............................................................................      54,393
                                                                                            -----------
NET INVESTMENT INCOME.....................................................................       4,921
                                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold...................................................     209,466
  Net change in unrealized appreciation on investments....................................      56,925
                                                                                            -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........................................     266,391
                                                                                            -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS................................................   $ 271,312
                                                                                            -----------
                                                                                            -----------

See Notes to Financial Statements

 STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEAR ENDED DECEMBER 31,
1997
AND FOR THE SIX MONTHS ENDED JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                                                     INCOME     VALUGROWTH
                                                                                         INCOME      EQUITY       STOCK
                                                                                          FUND        FUND         FUND
                                                                                       ----------  ----------  ------------

NET ASSETS -- DECEMBER 31, 1996......................................................  $5,958,788  $9,415,236   $10,583,385
                                                                                       ----------  ----------  ------------
OPERATIONS
  Net investment income..............................................................     444,351     399,846      138,270
  Net realized gain on investments sold..............................................      54,845      60,742      368,121
  Net change in unrealized appreciation (depreciation) on investments................     184,401   4,240,072    2,481,842
                                                                                       ----------  ----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................     683,597   4,700,660    2,988,233
                                                                                       ----------  ----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income..............................................................    (442,578)   (402,934)    (138,437)
  Net realized gain on investments...................................................     (55,635)    (60,744)    (388,987)
  Return of capital..................................................................           -           -      (50,858)
                                                                                       ----------  ----------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..................................................    (498,213)   (463,678)    (578,282)
                                                                                       ----------  ----------  ------------
CAPITAL SHARE TRANSACTIONS (A)
  Sale of shares.....................................................................   3,364,950  26,014,466    8,661,580
  Reinvestment of distributions......................................................     499,587     464,753      579,726
  Redemption of shares...............................................................    (779,711)   (243,189)    (471,118)
                                                                                       ----------  ----------  ------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS...........................   3,084,826  26,236,030    8,770,188
                                                                                       ----------  ----------  ------------
NET INCREASE IN NET ASSETS...........................................................   3,270,210  30,473,012   11,180,139
                                                                                       ----------  ----------  ------------
NET ASSETS -- DECEMBER 31, 1997 (I)..................................................   9,228,998  39,888,248   21,763,524
                                                                                       ----------  ----------  ------------

OPERATIONS
  Net investment income..............................................................     345,960     402,740      111,907
  Net realized gain on investments sold..............................................     103,701      80,160      255,361
  Net change in unrealized appreciation on investments...............................       4,794   5,767,818    2,879,060
                                                                                       ----------  ----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................     454,455   6,250,718    3,246,328
                                                                                       ----------  ----------  ------------
CAPITAL SHARE TRANSACTIONS (B)
  Sale of shares.....................................................................   4,763,869  21,193,531    7,384,600
  Reinvestment of distributions......................................................           -           -            -
  Redemption of shares...............................................................    (274,647)   (319,200)    (896,674)
                                                                                       ----------  ----------  ------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS...........................   4,489,222  20,874,331    6,487,926
                                                                                       ----------  ----------  ------------
NET INCREASE IN NET ASSETS...........................................................   4,943,677  27,125,049    9,734,254
                                                                                       ----------  ----------  ------------
NET ASSETS -- JUNE 30, 1998 (UNAUDITED) (II).........................................  $14,172,675 $67,013,297  $31,497,778
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------

(I) Includes undistributed (distributions in excess of) net investment income of.....  $     (422) $       90   $      156
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------
(II) Includes undistributed net investment income of.................................  $  345,960  $  402,740   $  111,907
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------

(a)  Shares Issued (Redeemed) - For the Year Ended December 31, 1997
    Sale of shares...................................................................     304,026   2,037,173      518,411
    Reinvestment of distributions....................................................      45,212      34,503       34,243
    Redemption of shares.............................................................     (70,814)    (19,482)     (28,590)
                                                                                       ----------  ----------  ------------
      Net increase in shares outstanding.............................................     278,424   2,052,194      524,064
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------

(b)  Shares Issued (Redeemed) - For the Six Months Ended June 30, 1998
    Sale of shares...................................................................     417,453   1,425,763      394,726
    Redemption of shares.............................................................     (19,667)    (21,898)     (47,700)
                                                                                       ----------  ----------  ------------
      Net increase in shares outstanding.............................................     397,786   1,403,865      347,026
                                                                                       ----------  ----------  ------------
                                                                                       ----------  ----------  ------------

                                                                                         SMALL
                                                                                        COMPANY
                                                                                         STOCK
                                                                                          FUND
                                                                                       ----------
NET ASSETS -- DECEMBER 31, 1996......................................................  $6,090,667
                                                                                       ----------
OPERATIONS
  Net investment income..............................................................       6,153
  Net realized gain on investments sold..............................................     917,143
  Net change in unrealized appreciation (depreciation) on investments................    (237,269)
                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................     686,027
                                                                                       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income..............................................................      (6,441)
  Net realized gain on investments...................................................  (1,219,084)
  Return of capital..................................................................    (291,400)
                                                                                       ----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..................................................  (1,516,925)
                                                                                       ----------
CAPITAL SHARE TRANSACTIONS (A)
  Sale of shares.....................................................................   4,984,738
  Reinvestment of distributions......................................................   1,522,252
  Redemption of shares...............................................................    (284,927)
                                                                                       ----------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS...........................   6,222,063
                                                                                       ----------
NET INCREASE IN NET ASSETS...........................................................   5,391,165
                                                                                       ----------
NET ASSETS -- DECEMBER 31, 1997 (I)..................................................  11,481,832
                                                                                       ----------
OPERATIONS
  Net investment income..............................................................       4,921
  Net realized gain on investments sold..............................................     209,466
  Net change in unrealized appreciation on investments...............................      56,925
                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................     271,312
                                                                                       ----------
CAPITAL SHARE TRANSACTIONS (B)
  Sale of shares.....................................................................   4,309,715
  Reinvestment of distributions......................................................           -
  Redemption of shares...............................................................  (2,188,087)
                                                                                       ----------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS...........................   2,121,628
                                                                                       ----------
NET INCREASE IN NET ASSETS...........................................................   2,392,940
                                                                                       ----------
NET ASSETS -- JUNE 30, 1998 (UNAUDITED) (II).........................................  $13,874,772
                                                                                       ----------
                                                                                       ----------
(I) Includes undistributed (distributions in excess of) net investment income of.....  $       32
                                                                                       ----------
                                                                                       ----------
(II) Includes undistributed net investment income of.................................  $    4,921
                                                                                       ----------
                                                                                       ----------
(a)  Shares Issued (Redeemed) - For the Year Ended December 31, 1997
    Sale of shares...................................................................     343,812
    Reinvestment of distributions....................................................     124,571
    Redemption of shares.............................................................     (20,356)
                                                                                       ----------
      Net increase in shares outstanding.............................................     448,027
                                                                                       ----------
                                                                                       ----------
(b)  Shares Issued (Redeemed) - For the Six Months Ended June 30, 1998
    Sale of shares...................................................................     323,838
    Redemption of shares.............................................................    (166,915)
                                                                                       ----------
      Net increase in shares outstanding.............................................     156,923
                                                                                       ----------
                                                                                       ----------

See Notes to Financial Statements

                 (This page has been intentionally left blank.)

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING                   AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET     NET        UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      INCOME     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998...... $11.06       $ 0.28        $ 0.16        $    -       $    -        $    -     $11.50
  January 1, 1997 to December 31,
    1997................................  10.72         0.56          0.41         (0.56)       (0.07)            -      11.06
  January 1, 1996 to December 31,
    1996................................  10.98         0.50         (0.24)        (0.50)       (0.02)            -      10.72
  January 1, 1995 to December 31,
    1995................................   9.95         0.33          1.36         (0.66)           -             -      10.98
  June 1, 1994(a) to December 31,
    1994................................  10.00         0.33         (0.38)            -            -             -       9.95
 INCOME EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998......  13.68         0.09          1.75             -            -             -      15.52
  January 1, 1997 to December 31,
    1997................................  10.91         0.14          2.79         (0.14)       (0.02)            -      13.68
  May 6, 1996(a) to December 31, 1996...  10.00         0.08          0.92         (0.08)       (0.01)            -      10.91
 VALUGROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998......  17.26         0.07          2.26             -            -             -      19.59
  January 1, 1997 to December 31,
    1997................................  14.36         0.11          3.26         (0.11)       (0.32)        (0.04)     17.26
  January 1, 1996 to December 31,
    1996................................  12.04         0.11          2.32         (0.11)           -             -      14.36
  January 1, 1995 to December 31,
    1995................................   9.81         0.07          2.30         (0.14)           -             -      12.04
  June 1, 1994(a) to December 31,
    1994................................  10.00         0.07         (0.26)            -            -             -       9.81
 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998......  12.77            -          0.37             -            -             -      13.14
  January 1, 1997 to December 31,
    1997................................  13.50         0.01          1.24         (0.01)       (1.59)        (0.38)     12.77
  January 1, 1996 to December 31,
    1996................................  11.21         0.02          3.51         (0.02)       (1.22)            -      13.50
  May 1, 1995(a) to December 31, 1995...  10.00         0.06          1.54         (0.06)       (0.33)            -      11.21
(a) Commencement of operations
(b) Total return does not reflect any separate account charges under variable annuity contracts or life policies
(c) Annualized
(d) For the fiscal years beginning after September 1, 1995, the Funds are required to disclose average commission per share paid to brokers on the purchase or sale of equity securities

See Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

--------------------------------------------------------------------------------

                                                    RATIOS TO AVERAGE                            NET ASSETS
                                                       NET ASSETS                                    AT
                                                -------------------------                          END OF
                                                                    NET               PORTFOLIO    PERIOD      AVERAGE
                                                 NET     GROSS    INVESTMENT  TOTAL   TURNOVER     (000'S      COMMISSION
                                                EXPENSES EXPENSES INCOME    RETURN(b)   RATE      OMITTED)     RATE(d)
                                                ------   ------   -------   -------   --------   -----------   --------
 INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998............   0.60%(c)  1.40%(c) 6.04%  (c)  3.98%   88.13 %    14$,173        N/A
  January 1, 1997 to December 31, 1997........   0.60%    1.97%   6.00%      9.08%     179.37 %     9,229         N/A
  January 1, 1996 to December 31, 1996........   0.60%    2.52%   6.05%      2.37%     125.23 %     5,959         N/A
  January 1, 1995 to December 31, 1995........   0.60%    4.67%   6.33%     17.08%      54.04 %     3,090         N/A
  June 1, 1994(a) to December 31, 1994........   0.60%(c)  9.31%(c) 6.45%  (c) (0.50% )   52.61 %    1,255        N/A
 INCOME EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998............   0.80%(c)  1.10%(c) 1.51%  (c) 13.45%    0.82 %    67,013      0.0754
  January 1, 1997 to December 31, 1997........   0.80%    1.34%   1.85%     26.90%       2.85 %    39,888      0.0884
  May 6, 1996(a) to December 31, 1996.........   0.80%(c)  2.51%(c) 2.31%  (c)  9.95%    4.20 %     9,415      0.0971
 VALUGROWTH STOCK FUND
-----------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998............   0.80%(c)  1.23%(c) 0.83%  (c) 13.50%   10.03 %    31,498      0.0640
  January 1, 1997 to December 31, 1997........   0.80%    1.50%   0.87%     23.56%      34.58 %    21,764      0.0735
  January 1, 1996 to December 31, 1996........   0.80%    2.02%   1.08%     20.21%      37.57 %    10,583      0.0847
  January 1, 1995 to December 31, 1995........   0.80%    3.81%   1.24%     24.15%      25.44 %     4,793         N/A
  June 1, 1994(a) to December 31, 1994........   0.80%(c)  8.00%(c) 1.67%  (c) (1.09% )   16.77 %    1,910        N/A
 SMALL COMPANY STOCK FUND
-----------------------------------------------------------------------------------------------------------------------
  January 1, 1998 to June 30, 1998............   0.80%(c)  1.42%(c) 0.07%  (c)  2.98%   60.44 %    13,875      0.0536
  January 1, 1997 to December 31, 1997........   0.80%    1.88%   0.07%      9.87%     208.95 %    11,482      0.0633
  January 1, 1996 to December 31, 1996........   0.80%    2.82%   0.16%     31.47%     194.87 %     6,091      0.0590
  May 1, 1995(a) to December 31, 1995.........   0.80%(c)  5.38%(c) 1.02%  (c) 15.95%   51.16 %     2,027         N/A

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         JUNE 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Select Funds (the "Trust") was organized as a Delaware business trust on December 7, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has four diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). Income Fund (renamed from Intermediate Bond Fund on May 1, 1998) and ValuGrowth Stock Fund commenced operations on June 1, 1994. Small Company Stock Fund commenced operations on May 1, 1995. Income Equity Fund commenced operations on May 6, 1996.

Shares of the Trust's Funds may be sold only to separate accounts of insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represents significant accounting policies of the
Funds:

SECURITY VALUATION--Securities purchased that mature in sixty days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. Fixed income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and asked price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION--Fixed income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

FEDERAL TAXES--Each Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS--Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

REPURCHASE AGREEMENTS--Each Fund may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

ORGANIZATION COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five-year period beginning with the commencement of the respective Fund's operations.

 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser to each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("the Bank"), which is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of the respective Fund at the following annual rates:
Income Fund -- 0.60%; Income Equity Fund, ValuGrowth Stock Fund, and Small Company Stock Fund -- 0.80%.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)            JUNE 30, 1998

--------------------------------------------------------------------------------

 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

INVESTMENT SUBADVISER--To assist the Adviser in carrying out its obligations under the investment advisory agreement with respect to Small Company Stock Fund, Crestone Capital Management, Inc. ("Crestone"), an investment advisory subsidiary of the Bank, acts as investment subadviser. The fee paid by the Adviser to Crestone does not increase the amount paid by the Fund to the Adviser.

ADMINISTRATOR, MANAGER AND OTHER SERVICES--Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. FFSI is entitled to receive an annual fee of 0.05% of the average daily net assets of each Fund. Forum Administrative Services, LLC ("FAdS") is the administrator to the Trust and receives a fee at an annual rate of 0.05% of the average daily net assets of each Fund.

Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For these services, FAcS is entitled to receive a fee of $36,000 per year per Fund, plus certain amounts based upon the number and types of portfolio transactions within each Fund.

The Bank serves as the Trust's transfer agent, dividend disbursing agent and custodian. For these services, the Bank is entitled to receive a fee at an annual rate of 0.10% of the average daily net assets attributable to each Fund.

 NOTE 4. SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 1998, were as follows:

FUND                                                                                      COST OF PURCHASES  PROCEEDS FROM SALES
----------------------------------------------------------------------------------------  -----------------  -------------------
Income Fund.............................................................................     $14,212,995         $ 9,715,668
Income Equity Fund......................................................................      21,965,525             424,352
ValuGrowth Stock Fund...................................................................       8,034,454           2,535,496
Small Company Stock Fund................................................................       8,882,575           7,445,851

For federal income tax purposes, the tax cost of investment securities owned and the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1998, were as follows:

                                                                         UNREALIZED    UNREALIZED   NET UNREALIZED
FUND                                                                    APPRECIATION  DEPRECIATION   APPRECIATION    TAX COST
----------------------------------------------------------------------  ------------  ------------  --------------  -----------
Income Fund...........................................................   $  219,601    $   11,920    $    207,681   $13,678,394
Income Equity Fund....................................................   11,752,082     1,244,584      10,507,498    59,539,451
ValuGrowth Stock Fund.................................................    8,232,994       937,902       7,295,092    24,151,268
Small Company Stock Fund..............................................    1,438,866       914,329         524,537    13,138,278

 NOTE 5. VOLUNTARY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

For the six months ended June 30, 1998, the Trust's service providers voluntarily waived and/or reimbursed certain fees or expenses incurred by the Funds as follows:

                                                                                 FEES WAIVED
                                                              --------------------------------------------------
                                                               CUSTODIAN AND
FUND                                                          TRANSFER AGENT     ADVISER      FADS       FFSI
------------------------------------------------------------  ---------------  -----------  ---------  ---------
Income Fund.................................................     $   5,731      $  34,384   $   2,865  $   2,865
Income Equity Fund..........................................        26,638         26,349      13,319     13,319
ValuGrowth Stock Fund.......................................        13,518         30,877       6,758      6,758
Small Company Stock Fund....................................         6,802         28,434       3,401      3,401


                                                               TOTAL FEES WAIVED AND
FUND                                                            EXPENSES REIMBURSED
------------------------------------------------------------  -----------------------
Income Fund.................................................         $  45,845
Income Equity Fund..........................................            79,625
ValuGrowth Stock Fund.......................................            57,911
Small Company Stock Fund....................................            42,038

 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                               INCOME FUND
-----------------------------------------------------------------
CORPORATE BONDS & NOTES (42.6%)
     200,000    AMBAC, Inc., 9.38%, 8/1/11                $       253,996
     200,000    American Home Products Corp., 7.25%,
                  3/1/23                                          221,718
     200,000    Atlantic Richfield Co., 9.00%, 4/1/21             260,662
     450,000    Clear Channel Communications, Inc.,
                  7.25%, 10/15/27                                 474,323
     200,000    Dillard Department Stores, Inc., 9.13%,
                  8/1/11                                          249,200
     500,000    Fleet Financial Group, Inc., 6.88%,
                  1/15/28                                         517,090
     185,000    General Electric Capital Corp., 7.88%,
                  12/1/06                                         207,355
     400,000    General Motors Corp., 6.75%, 5/1/28               405,632
     200,000    Gruma SA de CV, 7.63%, 10/15/07                   196,908
     125,000    Lehman Brothers Holdings, 6.63%,
                  12/27/02                                        126,996
     250,000    Merck & Co., Inc., 6.40%, 3/1/28                  257,408
     255,000    News America Holdings, 8.88%, 4/26/23             307,415
     350,000    Oracle Corp., 6.72%, 2/15/04                      359,310
     500,000    PNC Bank Corp., 6.50%, 5/1/08                     507,180
     400,000    Royal Carribbean Cruises, 7.25%, 8/15/06          420,448
     200,000    Tosco Corp., 7.80%, 1/1/27                        226,138
     400,000    Worldcom Inc., 7.75%, 4/1/07                      434,560
     500,000    Yorkshire Power Finance, 6.15%, 2/25/03
                  (b)                                             498,240
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $5,778,728)                 5,924,579
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (13.3%)
FEDERAL HOME LOAN BANK (2.9%)
     400,000    FHLB, 5.63%, 3/19/01 (cost $399,938)              399,312
                                                          ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (4.5%)
     300,000    FHLMC, 5.75%, 7/15/03                             300,378
     300,000    FHLMC, 7.10%, 4/10/07                             325,629
                                                          ---------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST
  $622,446)                                                       626,007
                                                          ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.9%)
     300,000    FNMA, 6.50%, 7/16/07                              313,746
     500,000    FNMA, 6.00%, 5/15/08                              507,020
                                                          ---------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST
  $811,590)                                                       820,766
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $1,833,974)
                                                                1,846,085
                                                          ---------------
MORTGAGE BACKED SECURITIES (3.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (1.8%)
     255,197    FHLMC, Gold Pool D70924, 6.50%, 5/1/26
                  (cost $245,750)                                 255,276
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.9%)
     252,707    GNMA, Pool 445071, 7.50%, 1/15/27
                  (cost $252,782)                         $       260,288
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $498,532)                  515,564
                                                          ---------------
MUNICIPAL NOTES (1.5%)
     200,000    Denver, CO, City and County SD #1,
                  Educational Facilities, Revenue Bonds,
                  Taxable Pension, School Facilities
                  Lease, AMBAC insured, 6.49%, 12/15/02
                  (cost $200,000)                                 203,994
                                                          ---------------
U.S. TREASURY OBLIGATIONS (35.8%)
U.S. TREASURY NOTES (29.7%)
      50,000    5.88%, 8/15/98                                     50,031
     250,000    5.88%, 7/31/99                                    250,933
     600,000    5.38%, 1/31/00                                    598,752
     250,000    7.13%, 2/29/00                                    256,298
     300,000    5.50%, 4/15/00                                    300,174
     100,000    8.50%, 11/15/00                                   106,553
     500,000    6.38%, 3/31/01                                    510,715
     400,000    7.88%, 8/15/01                                    426,283
     400,000    7.50%, 11/15/01                                   423,652
     300,000    7.88%, 11/15/04                                   336,978
     400,000    7.00%, 7/15/06                                    436,920
     200,000    6.50%, 10/15/06                                   212,328
     200,000    6.63%, 5/15/07                                    214,742
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $4,106,981)                     4,124,359
                                                          ---------------
U.S. TREASURY STRIPS (2.9%)
     900,000    5.87%, 8.71% yield, 11/15/12 (cost
                  $397,656)                                       399,033
                                                          ---------------
U.S. TREASURY BONDS (3.2%)
     200,000    11.25%, 2/15/15                                   320,284
     100,000    7.50%, 11/15/24                                   124,076
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $434,422)                         444,360
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $4,939,059)               4,967,752
                                                          ---------------
SHORT-TERM HOLDINGS (3.1%)
     102,537    Dreyfus Cash Management Fund                      102,537
     325,564    Federated Treasury Obligations Fund               325,564
                                                          ---------------

TOTAL CASH MANAGEMENT ACCOUNTS (COST $428,101)                    428,101
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $13,678,394)             $    13,886,075
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           INCOME EQUITY FUND
-----------------------------------------------------------------
COMMON STOCK (94.1%)
BASIC MATERIALS (6.5%)
      28,270    Du Pont (E.I.) de Nemours & Co.           $     2,109,649
      16,400    Minnesota Mining & Manufacturing Co.            1,347,875
      43,300    Morton International, Inc.                      1,082,500
                                                          ---------------
                                                                4,540,024
                                                          ---------------
CAPITAL GOODS (7.8%)
      19,840    Emerson Electric Co.                            1,197,840
      17,050    General Electric Co.                            1,551,550
      19,130    Honeywell, Inc.                                 1,598,551
      11,780    United Technologies Corp.                       1,089,650
                                                          ---------------
                                                                5,437,591
                                                          ---------------
CONSUMER CYCLICAL (15.6%)
      20,910    Cognizant Corp. (a)                             1,317,330
      32,340    Dayton Hudson Corp.                             1,568,490
      16,270    Deluxe Corp.                                      582,669
      52,130    Dun & Bradstreet Corp.                          1,883,196
      18,945    Eastman Kodak Co.                               1,384,169
      21,155    J.C. Penney Co., Inc.                           1,529,771
      24,405    May Department Stores Co.                       1,598,528
      17,990    Sears, Roebuck & Co.                            1,098,514
                                                          ---------------

                                                               10,962,667
                                                          ---------------
CONSUMER STAPLES (23.0%)
      31,660    American Home Products Corp.                    1,638,405
      51,180    Fortune Brands, Inc.                            1,967,231
      17,310    Johnson & Johnson                               1,276,613
      18,860    McDonald's Corp.                                1,301,340
      10,130    Merck & Co., Inc.                               1,354,888
      46,150    PepsiCo, Inc.                                   1,900,803
      16,590    Pfizer, Inc.                                    1,803,126
      41,820    Philip Morris Cos., Inc.                        1,646,663
      17,970    Procter & Gamble Co.                            1,636,393
      28,985    Sara Lee Corp.                                  1,621,347
                                                          ---------------

                                                               16,146,809
                                                          ---------------
ENERGY (9.4%)
      18,300    Atlantic Richfield Co.                          1,429,688
      15,245    Chevron Corp.                                   1,266,288
      16,750    Exxon Corp.                                     1,194,484
      12,390    Mobil Corp.                                       949,384

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                     INCOME EQUITY FUND (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
ENERGY (continued)

      13,640    Royal Dutch Petroleum Co., ADR            $       747,643
      14,300    Schlumberger Ltd.                                 976,868
                                                          ---------------

                                                                6,564,355
                                                          ---------------
FINANCIAL (11.3%)
      13,340    American Express Co.                            1,520,760
      22,470    American General Corp.                          1,599,583
      12,795    J.P. Morgan & Co., Inc.                         1,498,615
      15,290    Transamerica Corp.                              1,760,261
      36,080    U.S. Bancorp                                    1,551,440
                                                          ---------------

                                                                7,930,659
                                                          ---------------
TECHNOLOGY (8.6%)
      53,310    AMP, Inc.                                       1,832,531
      36,975    AT&T Corp.                                      2,112,197
      35,100    Hewlett-Packard Co.                             2,101,613
                                                          ---------------

                                                                6,046,341
                                                          ---------------
UTILITIES & TELECOMMUNICATIONS (11.9%)
      15,690    Consolidated Natural Gas Co.                      923,749
      25,330    GTE Corp.                                       1,408,981
      24,790    Lucent Technologies, Inc.                       2,062,218
      27,120    Pacific Gas & Electric Co.                        855,975
      22,460    Public Service Enterprise Group, Inc.             773,467
      28,240    Texas Utilities Co.                             1,175,490
      31,710    Waste Management, Inc.                          1,109,850
                                                          ---------------

                                                                8,309,730
                                                          ---------------

TOTAL COMMON STOCK (COST $55,430,678)                          65,938,176
                                                          ---------------
REPURCHASE AGREEMENTS (5.9%)
   4,108,773    Goldman Sachs, 6.25%, due 7/1/98 to be
                  repurchased at $4,109,477
                  (Collateralized by multiple FNMA ARMS,
                  7.27% to 7.76%, 8/1/33 to 8/1/37, par
                  203,502,302; FNMA, 6.50%, 12/1/12, par
                  100,896,853; and FHLMC ARM, 6.17%,
                  9/1/24, par 77,884,168) (cost
                  $4,108,773)                                   4,108,773
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $59,539,451)             $    70,046,949
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                          VALUGROWTH STOCK FUND
-----------------------------------------------------------------
COMMON STOCK (91.5%)
BASIC MATERIALS (7.8%)
      10,500    Cabot Corp.                               $       339,281
       6,000    Du Pont (E.I.) de Nemours & Co.                   447,750
      15,500    Ecolab, Inc.                                      480,500
       6,100    Monsanto Co.                                      340,837
      10,600    Newell Co.                                        528,013
       8,400    Parker-Hannifin Corp.                             320,250
                                                          ---------------
                                                                2,456,631
                                                          ---------------
CAPITAL GOODS (6.0%)
       6,600    Emerson Electric Co.                              398,475
       5,600    General Electric Co.                              509,600
       6,600    Honeywell, Inc.                                   551,513
       5,100    Philips Electronics NV                            433,500
                                                          ---------------
                                                                1,893,088
                                                          ---------------
CONSUMER CYCLICAL (11.1%)
      14,800    Billing Information Concepts (a)                  229,400
       6,000    Black & Decker Corp.                              366,000
       5,200    Callaway Golf Co.                                 102,375
       4,300    Consolidated Stores Corp. (a)                     155,875
       4,400    Gartner Group, Inc. (a)                           154,000
      15,400    Gentex Corp. (a)                                  279,125
      13,000    IKON Office Solutions, Inc.                       189,313
      13,100    Mattel, Inc.                                      554,293
       6,800    May Department Stores Co.                         445,400
       3,900    National Data Corp.                               170,625
       6,100    Sears, Roebuck & Co.                              372,481
       4,600    Walt Disney Co.                                   483,287
                                                          ---------------
                                                                3,502,174
                                                          ---------------
CONSUMER STAPLES (19.2%)
      11,000    American Home Products Corp.                      569,250
       9,300    Baxter International, Inc.                        500,456
       7,700    Becton, Dickinson & Co.                           597,712
       4,400    Coca-Cola Co.                                     376,200
      10,000    ConAgra, Inc.                                     316,875
       8,568    Gillette Co.                                      485,699
      14,100    International Home Foods, Inc. (a)                320,775
       6,200    Johnson & Johnson                                 457,250
       9,300    Kimberly-Clark Corp.                              426,638
       7,200    Medtronic, Inc.                                   459,000
       4,700    Merck & Co., Inc.                                 628,625
      10,100    PepsiCo, Inc.                                     415,995
       5,200    Procter & Gamble Co.                              473,525
                                                          ---------------
                                                                6,028,000
                                                          ---------------
ENERGY (6.1%)
       4,000    Chevron Corp.                                     332,250
      10,100    Dresser Industries, Inc.                          445,031
       5,000    Mobil Corp.                                       383,125
       5,400    Royal Dutch Petroleum Co.                         295,988
       6,600    Schlumberger, Ltd.                                450,863
                                                          ---------------
                                                                1,907,257
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

FINANCIAL (19.1%)
       4,800    Allstate Corp.                            $       439,500
       4,350    American International Group, Inc.                635,100
       6,200    BankAmerica Corp.                                 535,913
       6,000    Chase Manhattan Corp.                             453,000
       5,000    Chubb Corp.                                       401,875
      16,909    Equity Office Properties Trust                    479,792
       7,500    First Union Corp.                                 436,875
       8,600    Federal National Mortgage Association             522,450
       7,500    Franklin Resources, Inc.                          405,000
       9,300    H&R Block, Inc.                                   391,762
      21,000    Patriot American Hospitality, Inc.                502,688
       6,100    State Street Corp.                                423,950
       6,825    SunAmerica, Inc.                                  392,010
                                                          ---------------
                                                                6,019,915
                                                          ---------------
TECHNOLOGY (17.2%)
      16,100    American Power Conversion Corp. (a)               483,000
       6,600    Cerner Corp. (a)                                  186,862
       3,200    CIENA Corp. (a)                                   222,800
       6,525    Cisco Systems, Inc. (a)                           600,708
      18,200    Compaq Computer Corp.                             516,425
       8,850    Computer Associates International, Inc.           491,729
      19,500    Electronics for Imaging, Inc. (a)                 411,938
      10,200    EMC Corp. (a)                                     457,088
       4,100    HNC Software, Inc. (a)                            167,330
       3,300    Intel Corp.                                       244,613
       4,400    Jabil Circuit, Inc. (a)                           145,475
       8,600    Legato Systems, Inc. (a)                          335,400
       2,400    Microsoft Corp. (a)                               260,100
      11,850    Thermo Electron Corp. (a)                         405,120
       4,700    Xerox Corp.                                       477,638
                                                          ---------------
                                                                5,406,226
                                                          ---------------
TRANSPORTATION (1.0%)
       7,300    CNF Transportation, Inc.                          310,250
                                                          ---------------
UTILITIES & TELECOMMUNICATIONS (4.0%)
       9,000    Consolidated Natural Gas Co.                      529,875
       9,400    Telfonakriebolaget LM Ericsson, Series B
                  ADR                                             269,075
      11,100    Texas Utilities Co.                               462,038
                                                          ---------------
                                                                1,260,988
                                                          ---------------
TOTAL COMMON STOCK (COST $21,489,437)                          28,784,529
                                                          ---------------
SHORT TERM HOLDINGS (8.5%)
   1,325,467    Dreyfus Cash Management Fund                    1,325,467
   1,336,364    Institutional Funds Group, TempFund Fund        1,336,364
                                                          ---------------
TOTAL SHORT TERM HOLDINGS (COST $2,661,831)                     2,661,831
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $24,151,268)             $    31,446,360
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)                  JUNE 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                        SMALL COMPANY STOCK FUND
-----------------------------------------------------------------
COMMON STOCK (91.0%)
BASIC MATERIALS (3.4%)
         200    Hauser, Inc. (a)                          $         1,163
       5,945    Quanex Corp.                                      180,208
       2,665    Shaw Group, Inc. (a)                               69,290
       9,450    Titanium Metals Corp. (a)                         208,491
                                                          ---------------
                                                                  459,152
                                                          ---------------
CAPITAL GOODS (3.1%)
      10,300    Lithia Motors, Inc. (a)                           151,925
       3,400    Orbital Sciences Corp. (a)                        127,075
       9,500    OEA, Inc.                                         152,000
                                                          ---------------
                                                                  431,000
                                                          ---------------
COMMUNICATIONS (1.4%)
       6,610    COMSAT Corp.                                      187,146
                                                          ---------------
CONSUMER CYCLICAL (22.1%)
      10,850    CHS Electronics, Inc. (a)                         193,944
       6,400    Dress Barn, Inc. (a)                              159,200
       6,500    Dycom Industries, Inc. (a)                        219,375
      10,800    EFTC Corp. (a)                                    140,400
       9,850    Funco, Inc. (a)                                   139,131
       8,900    Guitar Center, Inc. (a)                           268,113
       9,385    Keystone Automotive Industries, Inc. (a)          217,028
         775    Mapics, Inc. (a)                                   15,258
       7,100    Mecklermedia Corp. (a)                            158,863
      10,250    Rainforest Cafe, Inc. (a)                         142,219
       8,655    SCP Pool Corp. (a)                                212,048
      12,150    Schlotzsky's, Inc. (a)                            194,400
       2,415    Showbiz Pizza Time, Inc. (a)                       97,355
       2,865    Stage Stores, Inc. (a)                            129,641
       6,200    Stein Mart, Inc. (a)                               83,700
       6,850    Stericycle, Inc. (a)                               99,325
       7,630    Sykes Enterprises, Inc. (a)                       153,077
       7,112    Tetra Tech, Inc. (a)                              172,465
       5,650    Valassis Communications, Inc. (a)                 217,878
                                                          ---------------
                                                                3,013,420
                                                          ---------------
CONSUMER STAPLES (16.7%)
       7,950    AC Nielson Corp. (a)                              200,738
       3,600    Celestial Seasonings, Inc. (a)                    178,200
      11,900    Foodmaker, Inc. (a)                               200,813
       8,500    Fresh America Corp. (a)                           157,250
       9,600    Ivex Packaging Corp. (a)                          223,200
       7,450    Mail-Well, Inc. (a)                               161,572
       5,325    Michael Foods, Inc.                               156,422
       4,950    Oshkosh B'Gosh, Inc.                              220,275
       6,155    QuadraMed Corp. (a)                               168,108
      11,135    Rayovac Corp. (a)                                 252,625
       4,715    Wild Oats Markets, Inc. (a)                       143,218
       6,180    Windmere-Durable Holdings, Inc. (a)               221,321
                                                          ---------------
                                                                2,283,742
                                                          ---------------
ENERGY (6.3%)
       3,200    Atwood Oceanics, Inc. (a)                         127,400
       7,135    Basin Exploration, Inc. (a)                       125,754
         900    Callon Petroleum Co. (a)                           12,881
       9,250    EEX Corp. (a)                                      86,719
      10,780    Marine Drilling Co., Inc. (a)                     172,480

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL COMPANY STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
ENERGY (continued)

       8,730    Snyder Oil Corp.                          $       174,054
       5,900    Stolt Comex Seaway, S.A. (a)                      114,313
       2,950    Stolt Comex Seaway, S.A. ADR (a)                   51,625
                                                          ---------------
                                                                  865,226
                                                          ---------------
FINANCIAL (16.4%)
       9,450    American Capital Strategies Ltd.                  216,169
       7,900    Consolidated Capital Corp. (a)                    177,627
       6,243    Downey Financial Corp.                            204,068
       7,000    First Sierra Financial, Inc. (a)                  213,500
      10,100    Franchise Mortgage Acceptance Co. LLC
                  (a)                                             263,231
       6,240    Imperial Credit Industries, Inc. (a)              146,640
       7,500    Leasing Solutions, Inc. (a)                       215,625
      11,750    Medallion Financial Corp.                         323,125
       3,895    Peoples Bank                                      134,864
      15,600    Sunstone Hotel Investors, Inc.                    207,675
       4,120    Webster Financial Corp.                           136,990
                                                          ---------------
                                                                2,239,514
                                                          ---------------
HEALTH CARE (6.2%)
       4,600    Access Health, Inc. (a)                           117,300
      11,415    Graham-Field Health Products, Inc. (a)             64,209
      12,850    Lifecore Biomedical, Inc. (a)                     212,025
       7,150    Maxxim Medical, Inc. (a)                          207,350
      15,550    Specialty Care Network, Inc. (a)                  104,963
       4,100    Trigon Healthcare, Inc. (a)                       148,369
                                                          ---------------
                                                                  854,216
                                                          ---------------
TECHNOLOGY (13.3%)
      22,080    Accelr8 Technology Corp. (a)                      270,480
      12,300    Barringer Technologies, Inc. (a)                  116,081
       4,770    Ciber, Inc. (a)                                   181,260
       5,526    Computer Horizons Corp. (a)                       204,807
       5,325    Computer Task Group, Inc.                         178,388
      13,700    FARO Technologies, Inc. (a)                       144,706
       4,120    Mercury Interactive Corp. (a)                     183,855
         220    Metro Information Services, Inc. (a)                8,608
      15,200    SEEC, Inc. (a)                                    165,300
       6,650    SPR, Inc. (a)                                     206,981
      15,970    Tava Technologies, Inc. (a)                       157,703
                                                          ---------------
                                                                1,818,169
                                                          ---------------
TRANSPORTATION (2.1%)
       7,250    Covenant Transportation, Inc. (a)                 141,375
      12,650    Jevic Transportation, Inc. (a)                    143,893
                                                          ---------------
                                                                  285,268
                                                          ---------------
TOTAL COMMON STOCK (COST $11,912,316)                          12,436,853
                                                          ---------------
SHORT-TERM HOLDINGS (9.0%)
     612,981    Fidelity Money Market Fund                        612,981
     612,981    Provident Federal Trust                           612,981
                                                          ---------------
TOTAL SHORT-TERM HOLDINGS (COST $1,225,962)                     1,225,962
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $13,138,278)             $    13,662,815
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                     JUNE 30, 1998

--------------------------------------------------------------------------------

(a) Non-income producing security

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid at June 30, 1998.

                                  ABBREVIATIONS

ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
GNMA      Government National Mortgage Association

                                       14